Related Party Transactions	9 Months Ended
Sep. 30, 2013
Notes to Consolidated Financial Statements [Abstract]
Related Party Transactions

3. Related Party Transactions

The Company's parent, Fresenius SE & Co. KGaA (“Fresenius SE”), a German partnership limited by shares, owns 100% of the share capital of Fresenius Medical Care Management AG, the Company's general partner (“General Partner”). Fresenius SE, the Company's largest shareholder, owns approximately 31.4% of the Company's shares at September 30, 2013, excluding the shares purchased through the share buyback program as they are not considered to be outstanding shares (see Note 8, Earnings Per Share).

a)       Service and Lease Agreements

The Company is party to service agreements with Fresenius SE and certain of its affiliates (collectively the “Fresenius SE Companies”) to receive services, including, but not limited to: administrative services, management information services, employee benefit administration, insurance, information technology services, tax services and treasury management services. In 2013, the Company entered into a new five year information technology services agreement, expiring in 2018, which has an automatic continuation for an additional 5 year period with short-term continuations thereafter unless either party terminates the agreement as of the end of the then-current term. The Company has complied with all corporate governance procedures for this agreement (for information on corporate governance, see Item 16G, “Corporate Governance” in our Annual Report on Form 20-F for the year ended December 31, 2012). During the nine-months ended September 30, 2013 and 2012, amounts charged by Fresenius SE to the Company under the terms of these agreements were $78,215 and $60,634, respectively. The Company also provides certain services to the Fresenius SE Companies, including research and development, central purchasing and warehousing. The Company charged $4,925 and $4,396 for services rendered to the Fresenius SE Companies during the first nine months of 2013 and 2012 respectively.

Under real estate operating lease agreements entered into with the Fresenius SE Companies, which are leases for the corporate headquarters in Bad Homburg, Germany and production sites in Schweinfurt and St. Wendel, Germany, the Company paid the Fresenius SE Companies $20,037 and $18,779 during the nine months ended September 30, 2013 and 2012, respectively. The majority of the leases expire in 2016 and contain renewal options.

The Company's Articles of Association provide that the General Partner shall be reimbursed for any and all expenses in connection with management of the Company's business, including remuneration of the members of the General Partner's supervisory board and the General Partner's management board. The aggregate amount reimbursed to the General Partner was $12,219 and $12,243, respectively, for its management services during the nine months ended September 30, 2013 and 2012.

b)       Products

For the first nine months of 2013 and 2012, the Company sold products to the Fresenius SE Companies for $22,651 and $16,802, respectively. During the same periods, the Company made purchases from the Fresenius SE Companies in the amount of $27,854 and $35,572, respectively.

In addition to the purchases noted above, the Company currently purchases heparin supplied by Fresenius Kabi USA, Inc. (“Kabi USA”), through an independent group purchasing organization (“GPO”). Kabi USA is wholly-owned by Fresenius Kabi AG, a wholly-owned subsidiary of Fresenius SE. The Company has no direct supply agreement with Kabi USA and does not submit purchase orders directly to Kabi USA. During the nine-months ended September 30, 2013 and 2012, FMCH acquired approximately $14,420 and $12,820, respectively, of heparin from Kabi USA, through the GPO contract, which was negotiated by the GPO at arm's length on behalf of all members of the GPO.

c)       Financing Provided by and to Fresenius SE and the General Partner

The Company receives short-term financing from and provides short-term financing to Fresenius SE. The Company also utilizes Fresenius SE's cash management system for the settlement of certain intercompany receivables and payables with its subsidiaries and other related parties.

At September 30, 2013, the Company received a loan from Fresenius SE of €9,300 ($12,560 at September 30, 2013) at an interest rate of 1.503%. This loan repayment has been extended at an amount of €30,400 ($41,055 at September 30, 2013) and is currently due on November 29, 2013.

On August 19, 2009, the Company borrowed €1,500 ($2,026 at September 30, 2013) from the General Partner at 1.335%. The loan repayment has been extended periodically and is currently due August 20, 2014 at an interest rate of 1.796%.

At September 30, 2013, the Company had a Chinese Yuan Renminbi (“CNY”) loan of 357,769 ($58,462 at September 30, 2013) outstanding with a subsidiary of Fresenius SE at an interest rate of 6.1% and a maturity date of May 23, 2014.

d) Other

The Company, at September 30, 2013, had a receivable from Fresenius SE in the amount of €4,827 ($6,518 at September 30, 2013) resulting from being a party to a German trade tax group agreement with Fresenius SE for the fiscal years 1997-2001.